Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Hedge, forecasted transactions, in months	12 months
Gains (losses) on fair value hedges recorded in earnings			$ 42,000,000
Gains/(losses) on net investment hedges, net of taxes	(37,000,000)	315,000,000	(71,000,000)
Gains/(losses) from foreign currency contracts not designated as hedging instruments	34,000,000	(97,000,000)	248,000,000
Derivative gains to be reclassified to earnings	11,000,000
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Foreign exchange contracts, notional amount	13,100,000,000	10,900,000,000
Foreign exchange contracts, cash flow hedges, notional amount	3,400,000,000	2,400,000,000
Foreign exchange contracts, net investment hedges, notional amount		200,000,000
Foreign exchange contracts, other derivatives, notional amount	$ 9,700,000,000	$ 8,300,000,000